Label	Element	Value
Amplify Bloomberg U.S. Treasury 12% Premium Income ETF | iShares 20+ Year Treasury Bond ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	62.90%
Amplify Bloomberg U.S. Treasury 12% Premium Income ETF | United States Treasury Note/Bond [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	36.80%
Amplify Bloomberg U.S. Treasury 12% Premium Income ETF | Invesco Government & Agency Portfolio [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.10%